Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit after taxation for the year from continuing operations		£ 2,951	£ 5,308	£ 4,921
Adjustments reconciling profit after tax to operating cash flows		4,910	2,788	3,023
Total cash generated from operations		7,861	8,096	7,944
Taxation paid		(1,307)	(1,328)	(1,310)
Net cash inflow/(outflow) from continuing operating activities		6,554	6,768	6,634
Cash generated from operations attributable to discontinued operations		0	0	932
Taxation paid from discontinued operations		0	0	(163)
Net operating cash flows attributable to discontinued operations		0	0	769
Total net cash inflow/(outflow) from operating activities		6,554	6,768	7,403
Cash flow from investing activities
Purchase of property, plant and equipment		(1,399)	(1,314)	(1,143)
Proceeds from sale of property, plant and equipment		65	28	146
Purchase of intangible assets		(1,583)	(1,030)	(1,115)
Proceeds from sale of intangible assets		131	12	196
Purchase of equity investments		(103)	(123)	(143)
(Increase)/decrease in liquid investments		21	72	1
Purchase of businesses, net of cash acquired		(805)	(1,457)	(3,108)
Proceeds from sale of equity investments		2,356	1,832	238
Share transactions with non-controlling interests		(1)	0	0
Contingent consideration paid		(19)	(11)	(79)
Disposal of businesses		(18)	49	(43)
Investments in joint ventures and associates		(43)	0	(1)
Proceeds from disposal of associates and joint ventures		0	1	0
Interest received		138	115	64
Dividend and distributions from investments		16	220	0
Dividends from joint ventures and associates		15	11	6
Net cash inflow/(outflow) from continuing investing activities		(1,229)	(1,595)	(4,981)
Net investing cash flows attributable to discontinued operations		0	0	(3,791)
Total net cash inflow/(outflow) from investing activities		(1,229)	(1,595)	(8,772)
Cash flow from financing activities
Issue of share capital		20	10	25
Repayment of long-term loans	[1]	(1,615)	(2,260)	(6,668)
Issue of long-term notes		1,075	223	1,025
Net increase/(decrease) in short-term loans		(811)	(333)	1,021
Increase in other short-term loans	[1]	266	0	0
Repayment of other short-term loans	[1]	(81)	0	0
Repayment of lease liabilities		(226)	(197)	(202)
Interest paid		(632)	(766)	(848)
Dividends paid to shareholders		(2,444)	(2,247)	(3,467)
Distributions to non-controlling interests		(416)	(412)	(521)
Contributions from non-controlling interests		9	7	8
Other financing items		129	334	376
Net cash inflow/(outflow) from continuing financing activities		(4,726)	(5,641)	(9,251)
Net financing cash flows attributable to discontinued operations		0	0	10,074
Total net cash inflow/(outflow) from financing activities		(4,726)	(5,641)	823
Increase/(decrease) in cash and bank overdrafts		599	(468)	(546)
Cash and bank overdrafts at the beginning of year		2,858	3,425	3,819
Exchange adjustments		(54)	(99)	152
Increase/(decrease) in cash and bank overdrafts in the year		599	(468)	(546)
Cash and bank overdrafts at the end of year		3,403	2,858	3,425
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents		3,870	2,936	3,723
Overdrafts		(467)	(78)	(298)
Cash and bank overdrafts		£ 3,403	£ 2,858	£ 3,425

[1]	In 2024, there was a change in the presentation of cash flows from long-term and other short-term loans. For further information see Note 43 'Reconciliation of net cash flow to movement in net debt'.